Document and Entity Information	Jun. 27, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 27, 2022
Entity Registrant Name	Investcorp India Acquisition Corp
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41383
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Century Yard
Entity Address, Address Line Two	Cricket Square
Entity Address, Address Line Three	PO Box 1111
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	302
Local Phone Number	738-7210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001852889
Amendment Flag	false
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IVCA
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	IVCAW
Security Exchange Name	NASDAQ
Class A Ordinary Share and Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	IVCAU
Security Exchange Name	NASDAQ